OTHER FINANCIAL DATA - COLLECTION ALLOWANCES (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	$ 29	$ 31	$ 29
Provisions for uncollectible accounts	25	16	21
Write-offs of uncollectible accounts	(20)	(18)	(19)
Allowance balance at December 31	34	29	31
San Diego Gas and Electric Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	5	6	6
Provisions for uncollectible accounts	7	4	5
Write-offs of uncollectible accounts	(5)	(5)	(5)
Allowance balance at December 31	7	5	6
Southern California Gas Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	12	14	12
Provisions for uncollectible accounts	15	7	12
Write-offs of uncollectible accounts	(10)	(9)	(10)
Allowance balance at December 31	$ 17	$ 12	$ 14